Leases - Summary of cash flow information related to leases (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Supplemental Cash Flow Information Related To Leases [Line Items]
Operating lease payments	¥ 29,706	¥ 42,228
Operating lease liabilities	¥ 1,330	¥ 26,840